UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

                     January 1, 2024                      to                December 31, 2024

Date of Report (Date of earliest event reported)                February 13, 2025

Commission File Number of securitizer:                021-469133

Central Index Key Number of securitizer:             0001905503

STEVEN SUTTON, (415) 445-7460

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Prime Finance Short Duration VIII, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the commercial mortgage asset class, including asset-backed securities issued or sold by the following affiliated entities: (i) PFP 2022-9, Ltd. (CIK: 0001944626), (ii) PFP 2022-9, LLC (CIK: 0001944213), (iii) PFP 2022-9 Depositor, LLC (no Central Index Key Number) and (iv) Prime Finance Short Duration Holding Company VIII, LLC (no Central Index Key Number).

Prime Finance Short Duration VIII, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the commercial mortgage asset class, including asset-backed securities issued or sold by the following affiliated entities: (i) PFP 2023-10, Ltd. (CIK: 0001983136), (ii) PFP 2023-10, LLC (CIK: 0001982465), (iii) PFP 2023-10 Depositor, LLC (no Central Index Key Number) and (iv) Prime Finance Short Duration Holding Company VIII, LLC (no Central Index Key Number).

There is no activity to report for the previous calendar year ending December 31, 2024 pursuant to Rule 15Ga-1(c)(2)(ii).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Prime finance SHORT DURATION VIII, LLC.
(Securitizer)

	By:	/s/ Jon Brayshaw
		Name:	Jon W. Brayshaw
		Title:	Secretary

Date: February 13, 2025

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